Condensed Statement of Operations (Unaudited) (USD $) In Thousands, except Share data	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Condensed Statement of Operations [Abstract]
Net Sales		$ 39		$ 51	$ 100	$ 92	$ 251
Cost of goods sold					22	15
Gross profit					78	77	251
Costs and expenses:
Research and development	563	732	1,092	1,294	2,495	4,046	12,785
General and administrative	1,593	2,129	3,043	4,463	7,963	10,068	9,176
Gain on disposal of fixed assets				(1)	(1)	(789)	(135)
Restructuring costs				50	50	(356)	3,831
Depreciation and amortization	70	75	140	150	294	367	914
Contract termination expense					542
Expense from settlement of lawsuit		220		220	278	1,293
Total costs and expenses	2,226	3,156	4,275	6,176	11,621	14,629	26,571
Operating loss	(2,226)	(3,117)	(4,275)	(6,125)	(11,543)	(14,552)	(26,320)
Other non-operating income (expense):
Other income	45	2	68	5
Sale of patent					500	500	1,500
Sublease income						232	797
Investment and other income					252	131	371
Change in fair value of derivative instruments
Related party	4,310	(6,208)	16,046	(15,328)	(15,988)	(1,853)	1,085
Others	1,079	(2,424)	3,660	(7,271)	7,663	620	(1,135)
Interest expense
Related party	(1,362)	(794)	(2,642)	(859)	(3,201)	(82)	(2,428)
Others	(4)	(160)	(16)	(382)	(394)	(577)	(528)
Loss on extinguishment of debt		(17,014)		(17,014)	(17,014)
Financing fees		(1,858)		(1,858)	(1,858)
Total other non-operating income (expense)	4,068	(28,456)	17,116	(42,707)	(45,366)	(2,269)	1,932
Net income (loss)	$ 1,842	$ (31,573)	$ 12,841	$ (48,832)	$ (56,909)	$ (16,821)	$ (24,388)
Net income (loss) per share, basic	$ 0.04	$ (0.73)	$ 0.25	$ (1.14)
Net income (loss) per share, diluted	$ 0.03	$ (0.73)	$ 0.22	$ (1.14)
Net loss per share, basic and diluted					$ (1.23)	$ (0.49)	$ (0.80)
Weighted average shares outstanding, basic	52,076,602	43,338,432	52,064,171	42,711,367
Weighted average shares outstanding, diluted	54,924,355	43,338,432	62,900,927	42,711,367
Weighted average shares outstanding, basic and diluted					46,206,803	34,679,321	30,337,442